Restricted Investments - Disclosure of Environmental Trust Funds (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial assets [line items]
Restricted investments	R 3,535	R 3,301
Investments held by environmental trust funds
Disclosure of financial assets [line items]
Restricted investments	3,513	3,273	R 3,238
Fixed deposits
Disclosure of financial assets [line items]
Restricted investments	2,632	2,015
Cash and cash equivalents
Disclosure of financial assets [line items]
Restricted investments	66	30
Equity-linked deposits
Disclosure of financial assets [line items]
Restricted investments	R 815	R 1,228